SCHEDULE OF CONTRACT LIABILITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Contract Liabilities
Balance at beginning of year	$ 996,526	$ 867,132
Additions	886,737	847,945
Recognized to revenue during the year	(1,353,286)	(721,180)
Exchange adjustment	3,506	2,629
Balance at end of year	$ 533,483	$ 996,526